SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

On March 6,2015, the Company entered into loan facilities for an aggregated amount up to RMB3 billion with a term of 5 years with China Minsheng Bank, which will include but are not limited to project finance, merger and acquisition finance, supply chain finance, bridge loans, letters of guarantee and related trade finance.

On March 10, 2015, the Company entered into loan facilities for an amount up to RMB320 million of 15 years with Jiangxi Branch of CDB to finance a 50MW PV solar power plant project developed by Jinko Power in Yangjia Village, Lianhe Township, Hengfeng County, Jiangxi Province.